American Century World Mutual Funds, Inc. Statement of Additional Information Supplement
Supplement dated March 21, 2020 ■ Statement of Additional Information dated December 3, 2019

The entries for Elizabeth Xie are deleted from the Accounts Managed table on page 33 and the Ownership of Securities table on pages 36-37 of the Statement of Additional Information.
The following entry for Tsuyoshi Ozaki is added in the Accounts Managed table on page 33 of the Statement of Additional Information.

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Tsuyoshi Ozaki	Number of Accounts	5	1	0
	Assets	$1.6 billion(1)	$163.2 million	N/A

[1]	Includes $34.5 million in International Value and $587 million in NT International Value. Information is provided as of March 17, 2020.

The following entry is added under International Value in the Ownership of Securities table on page 36 of the Statement of Additional Information:

Aggregate Dollar Range of Securities in Fund
International Value Fund
Tsuyoshi Ozaki(1)	A
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

[1]	Information is provided as of March 17, 2020.
The following entry is added under NT International Value in the Ownership of Securities table on page 37 of the Statement of Additional Information:

Aggregate Dollar Range of Securities in Fund
NT International Value Fund(1)
Tsuyoshi Ozaki(2)	A
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

[1]	The portfolio manager cannot invest directly in this fund, which is available for purchase only by funds and collective investment trusts advised by American Century Investments.

[2]	Information is provided as of March 17, 2020.

©2020 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-96104   2003